Schedule of Investments (unaudited) December 31, 2020	iShares® Focused Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 5.2%
Affiliated Managers Group Inc.	8,299	$844,008
Ameriprise Financial Inc.	4,124	801,417

		1,645,425

Automotive Retail — 3.0%
Penske Automotive Group Inc.	15,984	949,290

Commodity Chemicals — 12.1%
Cabot Corp.	16,700	749,496
LyondellBasell Industries NV, Class A	9,415	862,979
Olin Corp.	53,851	1,322,580
Westlake Chemical Corp.	11,533	941,093

		3,876,148

Construction Machinery & Heavy Trucks — 2.4%
Trinity Industries Inc.	29,063	766,973

Diversified Banks — 2.5%
Bank of America Corp.	26,052	789,636

Diversified Chemicals — 2.7%
Huntsman Corp.	34,432	865,621

Gas Utilities — 1.9%
National Fuel Gas Co.	14,757	606,955

Home Furnishings — 2.7%
Mohawk Industries Inc.(a)	6,080	856,976

Independent Power Producers & Energy Traders — 2.0%
Vistra Corp.	33,230	653,302

Integrated Oil & Gas — 3.6%
Chevron Corp.	6,934	585,576
Exxon Mobil Corp.	13,836	570,320

		1,155,896

Integrated Telecommunication Services — 1.8%
AT&T Inc.	20,468	588,660

Investment Banking & Brokerage — 8.9%
Evercore Inc., Class A	10,501	1,151,330
Goldman Sachs Group Inc. (The)	3,131	825,676
Morgan Stanley	12,810	877,869

		2,854,875

Life & Health Insurance — 2.4%
Aflac Inc.	17,173	763,683

Oil & Gas Exploration & Production — 3.8%
ConocoPhillips	14,725	588,853
EOG Resources Inc.	12,214	609,112

		1,197,965

Security	Shares	Value

Packaged Foods & Meats — 2.1%
Kraft Heinz Co. (The)	19,402	$672,473

Property & Casualty Insurance — 6.9%
First American Financial Corp.	12,885	665,253
Mercury General Corp.	15,184	792,757
Old Republic International Corp.	37,937	747,738

		2,205,748

Regional Banks — 26.3%
Associated Banc-Corp.	45,230	771,171
Bank OZK	26,363	824,371
East West Bancorp. Inc.	17,074	865,823
M&T Bank Corp.	5,951	757,562
People’s United Financial Inc.	53,478	691,471
Pinnacle Financial Partners Inc.	14,736	948,998
Popular Inc.	16,646	937,503
Regions Financial Corp.	55,643	896,965
Webster Financial Corp.	21,627	911,578
Zions Bancorp NA	18,198	790,521

		8,395,963

Steel — 5.2%
Reliance Steel & Aluminum Co.	6,518	780,530
Steel Dynamics Inc.	23,716	874,409

		1,654,939

Technology Distributors — 2.4%
Avnet Inc.	22,189	779,056

Thrifts & Mortgage Finance — 2.0%
New York Community Bancorp. Inc.	60,661	639,974

Total Common Stocks — 99.9% (Cost: $25,848,230)		31,919,558

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	60,000	60,000

Total Short -Term Investments — 0.2% (Cost: $60,000)		60,000

Total Investments in Securities — 100.1% (Cost: $25,908,230)		31,979,558

Other Assets, Less Liabilities — (0.1)%		(32,926)

Net Assets — 100.0%		$31,946,632

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Focused Value Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$477,236	$—		$(478,246	)(b)	$826	$184	$—	—	$4,685	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	29,000	31,000	(b)	—		—	—	60,000	60,000	26		—

						$826	$184	$60,000		$4,711		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$31,919,558	$—	$—	$31,919,558
Money Market Funds	60,000	—	—	60,000

	$31,979,558	$—	$—	$31,979,558

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